Condensed Consolidated Balance sheets (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A Ordinary Shares
Per Share, price (in Dollars per share)	$ 10.00	$ 10.00
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, authorized	500,000,000	500,000,000
Common stock, issued	8,676,879	12,737,527
Common stock, outstanding	8,676,879	12,737,527
Shares subject to possible redemption	60,323,121	56,262,473
Class B Ordinary Shares
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, authorized	50,000,000	50,000,000
Common stock, issued	17,250,000	17,250,000
Common stock, outstanding	17,250,000	17,250,000